Share-Based Payment Arrangements (Valuation Inputs) (Details) - GBP (£)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2020 SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 36.63
Risk-free rate	0.19%
Expected volatility	35.00%
Expected dividends	0.00%
Fair value of option (in gbp per share)	£ 16.38
2019 SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 31.79
Risk-free rate		2.91%
Expected volatility		36.00%
Expected dividends		0.00%
Fair value of option (in gbp per share)		£ 16.51